Subsequent events - Additional Information (Detail)	1 Months Ended
	Mar. 31, 2019 USD ($)	Feb. 28, 2019 USD ($)	Apr. 30, 2020 USD ($)	Mar. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Mar. 31, 2019 CNY (¥)	Feb. 28, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Subsequent Event [Line Items]
Principal amount					$ 150,761,345	¥ 1,049,570,333			¥ 3,860,440,575
China Construction Bank [Member]
Subsequent Event [Line Items]
Principal amount	$ 28,000,000.0	$ 28,000,000.0					¥ 195,000,000.0	¥ 195,000,000.0
Short term fixed annual rate	3.915%	3.915%					3.915%	3.915%
Term	12 months	12 months
Collateral deposit	$ 33,200,000	$ 33,200,000
Debt maturity	Mar. 31, 2020	Mar. 31, 2020
China Construction Bank [Member] | Minimum [Member]
Subsequent Event [Line Items]
Interest On Collateral Deposit	3.279%	3.279%					3.279%	3.279%
China Construction Bank [Member] | Maximum [Member]
Subsequent Event [Line Items]
Interest On Collateral Deposit	3.292%	3.292%					3.292%	3.292%
Subsequent Event [Member]
Subsequent Event [Line Items]
Convertible debt, principal amount repurchased			$ 170,000,000	$ 170,000,000